Note 9 - Other Disclosures - Compensation of Key Management Personnel (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Note 9 - Other disclosures - Compensation of Key Management Personnel (Details)
Short-term employee benefits	€ 575	€ 370	€ 1,317	€ 558	€ 589
Share-based payments	929	1,165	1,898	5,829	0
Total compensation	€ 1,504	€ 1,535	€ 3,215	€ 6,387	€ 589